PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 17,843
Net interest on net defined benefit liability/asset	91,840
Total	109,683
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	2,037
Net interest on net defined benefit liability/asset	71
Total	2,108
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	15,806
Net interest on net defined benefit liability/asset	91,769
Total	R$ 107,575